General information, corporate reorganization and initial public offering (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 05, 2018	Feb. 02, 2018	Jan. 19, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Corporate Reorganization [Line Items]
Nominal value of issued capital				$ 160,022	$ 160,022	$ 1,500,000
Nominal value of shares authorised				$ 1		$ 1	$ 1
Number of shares outstanding				1,500,000,000	1,500,000,000
Par value per share				$ 1		$ 1	$ 1
Non-distributable reserve				$ 1,351,883	$ 1,351,883
Initial Public Offering		$ 195,601			$ 195,601
Initial Public Offering
Corporate Reorganization [Line Items]
Nominal value of shares authorised			$ 1.00
Stock Split Conversion Ratio			1-to-10.12709504
Number of shares outstanding			148,117,500
Par value per share			$ 1.00
Common shares offering under Initial Public Offering		16,666,667
Number of common shares fully subscribed		11,904,762
Initial public offering price per common share		$ 17.00
Number of capital share issue		160,022,262
Initial Public Offering	$ 160,022,262
Aci Airports International S.A. R.L. [Member]
Corporate Reorganization [Line Items]
Value of eliminated shares				20
Free distributable reserves				$ 1,499,900